Cash generated from operating activities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash generated from operating activities
(Loss)/profit for the year	$ 2	$ (10)	$ (10)	$ (11)
Income tax charge	2	(2)	(7)	(11)
Exceptional finance (income)/expense	51	23	86	46
Depreciation and amortization	113	100	222	198
Exceptional operating items	10	40	21	59
Movement in working capital	152	171	(271)	(175)
Exceptional costs paid, including restructuring	(15)	(20)	(42)	(32)
Cash generated from/(used in) operations	315	302	(1)	74
Net finance expense	$ 51	$ 23	$ 86	$ 46